Offerings	Aug. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	96,798
Proposed Maximum Offering Price per Unit	3.77
Maximum Aggregate Offering Price	$ 364,928.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 50.4
Offering Note
(1)
Represents 96,798 shares of Common Stock issuable to the non-employee directors of the Registrant upon the exercise of outstanding stock options issued pursuant to individual stock option grant agreements in 2026.
(2)
The proposed maximum offering price per share has been determined pursuant to Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is $3.77, which is the exercise price of options granted pursuant to the individual stock option grant agreements.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	133,284
Proposed Maximum Offering Price per Unit	3.77
Maximum Aggregate Offering Price	$ 502,480.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.39
Offering Note
(3)
Represents 133,284 shares of Common Stock issuable to the non-employee directors of the Registrant upon the vesting of restricted stock units (“RSUs”) issued pursuant to individual RSU grant agreements in 2026.
(4)
The proposed maximum offering price per share has been determined pursuant to Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is $3.77, which is the grant date fair value of the RSUs pursuant to the individual restricted stock unit grant agreements.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	19,063
Proposed Maximum Offering Price per Unit	5.36
Maximum Aggregate Offering Price	$ 102,177.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 14.11
Offering Note
(5)
Represents 19,063 shares of Common Stock issuable to a non-employee director of the Registrant upon the exercise of outstanding stock options issued pursuant to individual stock option grant agreements in 2026.
(6)
The proposed maximum offering price per share has been determined pursuant to Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is $5.36, which is the exercise price of options granted pursuant to the individual stock option grant agreement.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	26,250
Proposed Maximum Offering Price per Unit	5.36
Maximum Aggregate Offering Price	$ 140,700
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.43
Offering Note
(7)
Represents 26,250 shares of Common Stock issuable to a non-employee director of the Registrant upon the vesting of RSUs issued pursuant to individual RSU grant agreements in 2026.
(8)
The proposed maximum offering price per share has been determined pursuant to Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is $5.36, which is the grant date fair value of the RSUs pursuant to the individual restricted stock unit grant agreement.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	29,446
Proposed Maximum Offering Price per Unit	3.47
Maximum Aggregate Offering Price	$ 102,177.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 14.11
Offering Note
(9)
Represents 29,446 shares of Common Stock issuable to a non-employee director of the Registrant upon the exercise of outstanding stock options issued pursuant to individual stock option grant agreements in 2026.
(10)
The proposed maximum offering price per share has been determined pursuant to Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is $3.47, which is the exercise price of options granted pursuant to the individual stock option grant agreement.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	40,547
Proposed Maximum Offering Price per Unit	3.47
Maximum Aggregate Offering Price	$ 140,698.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.43
Offering Note
(11)
Represents 40,547 shares of Common Stock issuable to a non-employee director of the Registrant upon the vesting of RSUs issued pursuant to individual RSU grant agreements in 2026.
(12)
The proposed maximum offering price per share has been determined pursuant to Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is $3.47, which is the grant date fair value of the RSUs pursuant to the individual restricted stock unit grant agreement.